Debt - Schedule of Debt Obligations (Details) € in Thousands, $ in Thousands	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 13, 2022 USD ($)	Feb. 11, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Aggregate Principal Committed	$ 2,420,000		$ 2,275,000				$ 1,975,000
Outstanding Principal	1,725,252		1,532,254				1,249,850
Unused Portion	693,498		738,521				725,150
CIBC Substriction Facility | Line of Credit
Debt Instrument [Line Items]
Aggregate Principal Committed							400,000
Outstanding Principal							310,350
Unused Portion							89,650
BNP Funding Facility | Line of Credit
Debt Instrument [Line Items]
Aggregate Principal Committed	600,000		600,000				600,000
Outstanding Principal	345,000		400,000				463,500
Unused Portion	255,000		200,000				136,500
Truist Credit Facility | Line of Credit
Debt Instrument [Line Items]
Aggregate Principal Committed	1,120,000	€ 238	975,000	€ 238			975,000
Outstanding Principal	680,252		432,254				476,000
Unused Portion	438,498		538,521				499,000
Outstanding letters of credit	1,250		4,225				$ 0
2027 Notes | Senior Notes
Debt Instrument [Line Items]
Aggregate Principal Committed	425,000		425,000			$ 425,000
Outstanding Principal	425,000		425,000
Unamortized debt issuance costs	3,782		4,622
Unamortized original issuance discount	721		881
2025 Notes | Senior Notes
Debt Instrument [Line Items]
Aggregate Principal Committed	275,000		275,000		$ 275,000
Outstanding Principal	275,000		275,000
Unamortized debt issuance costs	2,370		3,277
Unamortized original issuance discount	$ 0		$ 0